Assets held for sale	9 Months Ended
Sep. 30, 2022
Disclosure of asset held for sale [Abstract]
Assets held for sale
26	Assets held for sale

	As of
	September 30, 2022	December 31, 2021
Sale and leaseback	147	147
Extra Hiper stores (i)	95	403
	242	550

(i)	As of September 30, 2022, corresponds to 1 property owned by GPA, which is sold to the real estate investment fund Barzel Properties, see note 1.1.

26.1	Additions to assets held for sale for cash flow presentation purpose

As of September 30, 2022
Additions	797
Acquisition of assets - Additions	(797)
Acquisition of assets - Payments	250
Total	250